Leases - Summary of Supplemental Cash Flow Information Related to Leases (Detail) $ in Thousands	11 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 19
Operating cash flows from finance leases	35
Financing cash flows from finance leases	29
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	780
Finance leases	$ 886